Balance Sheets - USD ($)	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2015
Current Assets
Prepaid expenses	$ 6,000
Total current assets	6,000
Office Equipment, net of accumulated depreciation	6,363
Total assets	12,363	0	$ 0
Current liabilities
Accounts payable and accrued liabilities	20,131	68,419	68,275
Advances from stockholder - former related party		26,981	14,046
Due to related parties	149,485
Accrued stock-based compensation	280,000
Bank overdraft		1,202	1,202
Note payable - former related party		50,000	50,000
Total current liabilities	449,616	146,602	133,523
Total liabilities	449,616	146,602	133,523
Stockholders' deficit
Preferred stock value		1,000	1,000
Common stock value		217	217
Additional paid-in capital	4,444,684	4,315,919	4,315,919
Stock subscription payable	90,521	90,521	90,521
Accumulated deficit	(5,008,675)	(4,554,259)	(4,541,180)
Total stockholders' deficit	(437,253)	(146,602)	(133,523)
Total liabilities and stockholders' deficit	12,363	0	$ 0
Class A Common Stock [Member]
Stockholders' deficit
Common stock value	30,217	217
Class B Common Stock [Member]
Stockholders' deficit
Common stock value	6,000
Class C Common Stock [Member]
Stockholders' deficit
Common stock value